Balances and Transactions with Related Parties (Details) - Affiliated Entity [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Due from related parties	$ 75	$ 133
Purchases from related parties			$ 15
Reimbursement of expenses	100
Interest income (expense) from Priortech		$ 10	$ 22
Interest rate, related party	5.50%	5.50%	5.50%